OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001889966

Barclays Mortgage Loan Trust 2025-NQM7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Sanyogita Lakhera (212) 526-4149

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached Exhibit 99 to this Form ABS-15G. Please see the Exhibit Index for the related information.

The reports attached to this Form ABS-15G include the below 72 mortgage loans, with an aggregate unpaid principal balance of $20,621,069.05 that will not be included in the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUTTON FUNDING LLC

Date: December 3, 2025	By:	/s/ Sanyogita Lakhera
	Name:	Sanyogita Lakhera
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – AMC Narrative

Schedule 1 – Data Compare

Schedule 2 – Exception Grades

Schedule 3 – RA Grades

Schedule 4 – Valuation Summary

99.2 - Third Party Due Diligence Report – Consolidated Analytics Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Due Diligence Standard Report

Schedule 3 – RA Grades Summary

Schedule 4 – Valuation Report

99.3 - Third Party Due Diligence Report – Clarifii Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Rating Agency Grades Summary

Schedule 5 – Valuation Report

99.4 - Third Party Due Diligence Report – Maxwell Narrative

Schedule 1 – Grading Report

Schedule 2 – Standard Exceptions Report

Schedule 3 – Valuations Report

99.5 - Third Party Due Diligence Report – Selene Narrative

Schedule 1 – RA Grades Summary

Schedule 2 – Standard Findings Report

Schedule 3 – Valuation Report